RELATED PARTY TRANSACTIONS - SHUSA and SBNA Service Agreements (Narrative) (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) entity	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Related Party Transaction [Line Items]
Number of entities in contract | entity	3
Affiliates
Related Party Transaction [Line Items]
Straight-line rent expense	$ 15,700,000
One CIB Operating Expenses | Affiliates | SBNA
Related Party Transaction [Line Items]
Fee income (expense), net	(26,700,000)	$ (24,400,000)	$ (15,000,000.0)
One CIB Operating Expenses | Affiliates | SanCap
Related Party Transaction [Line Items]
Accounts receivable	16,100,000	13,300,000
Build Out Of U.S. Banking Business | Affiliates | SanCap
Related Party Transaction [Line Items]
Fee income (expense), net	90,000,000.0
Accounts receivable	19,800,000
Santander | Provide Procurement Services | NW Services-Aquanima
Related Party Transaction [Line Items]
Amount of related party transactions	10,300,000	12,300,000	11,900,000
Santander | Provide Information Technology Development, Support and Administration | Santander Global Technology S.L. and Santander Global Technologies Mexico
Related Party Transaction [Line Items]
Amount of related party transactions	82,700,000	121,900,000	139,300,000
Santander | Provide Administrative Services and Bank-Office Support | Santander Bank-Offices, Globales Mayoristas S.A.
Related Party Transaction [Line Items]
Amount of related party transactions	1,200,000	4,000,000.0	8,400,000
Santander | Development and Implementation of Global Projects
Related Party Transaction [Line Items]
Amount of related party transactions	23,000.0	200,000	1,000,000.0
Santander | Santander's Subsidiary Open Digital Services S.L | Affiliates
Related Party Transaction [Line Items]
Amount of related party transactions	19,900,000	$ 43,000,000.0	$ 20,700,000
SBNA | Affiliates
Related Party Transaction [Line Items]
Straight-line rent expense	$ 6,600,000